S-K 1603(a) SPAC Sponsor	Jun. 26, 2026 shares
SPAC Sponsor [Line Items]
SPAC Sponsor Name	AMR Resources Sponsors LLC
SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Founder Shares [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	2,900,000